Astor Active Income ETF Fund

Class A Shares: AXAIX

Class C Shares: CXAIX

Astor Long/Short ETF Fund

Class A Shares: ASTLX

Class C Shares: ASTZX

Class I Shares: ASTIX

Class R Shares: ASTRX

Astor S.T.A.R. ETF Fund

Class A Shares: ASPGX

Class C Shares: CSPGX

Class I Shares: STARX

each a series of NORTHERN LIGHTS FUND TRUST

Supplement dated April 8, 2015
to the Prospectus and Statement of Additional Information dated November 28, 2014

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The Funds make certain information available via the internet. Effectively immediately, the website references of www.astorim.com in the Funds’ Prospectus and Statement of Additional Information have been changed to www.astorimfunds.com. All references to the website in the Prospectus and Statement of Additional Information are updated to reflect this change.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated November 28, 2014. These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-738-0333.

Please retain this Supplement for future reference.